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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 to June 30, 2010

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2010

ING GET U.S. Core Portfolio

■	Series 5

■	Series 6

■	Series 7

■	Series 8

■	Series 9

■	Series 10

■	Series 11

■	Series 12

■	Series 13

■	Series 14

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Series use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Series voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Series files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Series by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Series’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond—2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET U.S. CORE PORTFOLIO

What is the Investment Strategy During the Guarantee Period?

ING GET U.S. Core Portfolio — Series 5, 6, 7, 8, 9, 10, 11, 12, 13, 14 (“Series”) invest at least 80% of their net assets in equities and fixed-income securities issued by U.S. companies or the U.S. government or its agencies. The Series do not implement an “investment strategy” in a conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the equity component (“Equity Component”) while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the guarantee (“Guarantee”). The Series allocate their assets among the following asset classes:

During the Guarantee Period, the Series’ assets are allocated between the:

•

Equity Component, consisting of common stocks included in the S&P 500® Index futures contracts on the S&P 500® Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500® Index, in S&P 500® Index futures, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investments in such securities; and the

•	Fixed component (“Fixed Component”) consisting primarily of short-to-intermediate-duration U.S. government securities.

The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, even when the equity market is doing well, or to any investment returns generated by the Series.

How does the Series’ Asset Allocation work?

ING Investment Management Co. (“ING IM” or “Sub-Adviser”), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the maturity date (“Maturity Date”). The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series defined a “material decline” in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. If a Series defined the “material decline” at 20%, fewer assets will likely be allocated to the Equity Component than if the “material decline” was defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500® Index that it believes will outperform the S&P 500® Index and underweighting (or avoiding altogether) those stocks it believes will underperform the S&P 500® Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500® Index are invested in proportion to their representation in the S&P 500® Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500® Index in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component’s net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a

ING GET U.S. CORE PORTFOLIO	INVESTMENT STRATEGY AND PRINCIPAL RISKS

financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500® Index and futures contracts on U.S. Treasury securities.

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500® Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500® Index futures, in ETFs, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investment in such securities (subject to the rules, regulations and exemptive orders imposed by the Investment Company Act of 1940, as amended “1940 Act”). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an Enhanced Index Strategy when it invests in S&P 500® Index futures and ETFs.

Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Although the Series invest in securities insured or guaranteed by the U.S. government, the Series shares are not issued or guaranteed by the U.S. government. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage-backed securities (including commercial mortgage-backed securities) which are rated AAA or Aaa at the time of purchase by Standard & Poor’s (“S&P®“) or Moody’s Investors Service, Inc. (“Moody’s®“), respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P® and/or Aa3 or higher by Moody’s®. The Fixed Component may also include U.S. Treasury futures and money market instruments. The Series may also invest in other investment companies to the extent permitted under the 1940 Act.

What are the Principal Guarantee Period Risks?

Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed-income securities. In addition, if during the Guarantee Period the equity markets experienced a material decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Active Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.

Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET U.S. CORE PORTFOLIO

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and the separate account under the variable annuity contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a contract- holder or participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year or 7-year Guarantee Period, on the Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current net asset value (“NAV”) which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the public offering price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed-income securities at the end of the Guarantee Period.

Company: The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit: Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Interest Rate: With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model: The sub-adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity: If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a Series’ sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Series’ liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Series could realize upon disposition. A Series may make investments that become less liquid in response to market developments or adverse investor perception. A Series could lose money if it cannot sell a security at the time and price that would be most beneficial to the Series.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a Series may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Series. Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action

ING GET U.S. CORE PORTFOLIO	INVESTMENT STRATEGY AND PRINCIPAL RISKS

appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Series may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Series’ purchase of shares of an ING Money Market Fund will result in the Series paying a proportionate share of the expenses of the ING Money Market Fund. A Series’ adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Series invests resulting from the Series’ investment into the ING Money Market Fund.

U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk. The discussion below includes risks that are not described in the Series’ summary but which, nevertheless, are a risk to the Series.

Counterparty: The entity with whom a Series conducts Series-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Series owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Series may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series realizing a lower return than expected on an investment. Some derivatives are also subject to the risk that counterparties will not perform their duties.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Series, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010, unless otherwise indicated. The Series’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)”, provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING GET U.S. Core Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Series 5	$1,000.00	$1,001.70	1.00%	$4.96	$1,000.00	$1,019.84	1.00%	$5.01
Series 6	$1,000.00	$1,006.60	1.00%	$4.98	$1,000.00	$1,019.84	1.00%	$5.01
Series 7	$1,000.00	$1,013.50	1.00%	$4.99	$1,000.00	$1,019.84	1.00%	$5.01
Series 8	$1,000.00	$1,012.60	1.00%	$4.99	$1,000.00	$1,019.84	1.00%	$5.01
Series 9	$1,000.00	$1,020.70	1.00%	$5.01	$1,000.00	$1,019.84	1.00%	$5.01
Series 10	$1,000.00	$1,032.00	1.00%	$5.04	$1,000.00	$1,019.84	1.00%	$5.01
Series 11	$1,000.00	$1,038.00	1.00%	$5.05	$1,000.00	$1,019.84	1.00%	$5.01
Series 12	$1,000.00	$1,036.40	1.00%	$5.05	$1,000.00	$1,019.84	1.00%	$5.01
Series 13	$1,000.00	$1,049.60	1.00%	$5.08	$1,000.00	$1,019.84	1.00%	$5.01
Series 14	$1,000.00	$1,053.00	1.00%	$5.09	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to each Series' respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio
	Series 5	Series 6	Series 7	Series 8
ASSETS:
Investments in securities at value*	$16,311,861	$31,638,661	$22,183,766	$13,082,278
Short-term investments in affiliates**	—	263,000	204,000	135,000
Cash	141,862	6,623	4,340	3,188
Cash collateral for futures	13,600	—	—	—
Receivables:
Dividends and interest	5,589	9,751	5,013	5,338
Prepaid expenses	91	185	124	79
Reimbursement due from manager	1,406	1,434	1,245	901

Total assets	16,474,409	31,919,654	22,398,488	13,226,784

LIABILITIES:
Payable for fund shares redeemed	38,113	5,405	45,578	29,793
Payable to affiliates	12,754	23,978	16,854	9,994
Payable for trustee fees	727	1,090	2,187	906
Other accrued expenses and liabilities	22,686	24,478	17,631	12,945

Total liabilities	74,280	54,951	82,250	53,638

NET ASSETS	$16,400,129	$31,864,703	$22,316,238	$13,173,146

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$20,473,322	$37,991,281	$26,219,405	$15,893,593
Undistributed net investment income	129,421	278,541	204,779	94,320
Accumulated net realized loss	(4,720,394)	(7,635,812)	(5,013,907)	(3,320,042)
Net unrealized appreciation	517,780	1,230,693	905,961	505,275

NET ASSETS	$16,400,129	$31,864,703	$22,316,238	$13,173,146

* Cost of investments in securities	$15,779,159	$30,407,968	$21,277,805	$12,577,003
** Cost of short-term investments in affiliates	$—	$263,000	$204,000	$135,000

Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,148,403	3,985,686	2,847,939	1,675,768
Net asset value and redemption price per share	$7.63	$7.99	$7.84	$7.86

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio
	Series 9	Series 10	Series 11
ASSETS:
Investments in securities at value*	$11,655,880	$8,420,971	$10,649,384
Short-term investments in affiliates**	116,000	2,000	116,000
Cash	2,406	1,914	2,529
Receivables:
Investment securities sold	—	96,760	—
Dividends and interest	3,052	23	38
Prepaid expenses	63	52	63
Reimbursement due from manager	726	617	594

Total assets	11,778,127	8,522,337	10,768,608

LIABILITIES:
Payable for fund shares redeemed	96,488	519	55,578
Payable to affiliates	8,773	6,347	8,418
Payable for trustee fees	844	1,377	1,285
Other accrued expenses and liabilities	11,799	11,977	12,468

Total liabilities	117,904	20,220	77,749

NET ASSETS	$11,660,223	$8,502,117	$10,690,859

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$13,530,016	$10,086,914	$12,562,884
Undistributed net investment income	100,232	88,965	103,933
Accumulated net realized loss on investments	(2,445,950)	(2,049,110)	(2,374,028)
Net unrealized appreciation on investments	475,925	375,348	398,070

NET ASSETS	$11,660,223	$8,502,117	$10,690,859

* Cost of investments in securities	$11,179,955	$8,045,623	$10,251,314
** Cost of short-term investments in affiliates	$116,000	$2,000	$116,000

Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,481,704	1,054,203	1,345,708
Net asset value and redemption price per share	$7.87	$8.06	$7.94

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio
	Series 12	Series 13	Series 14
ASSETS:
Investments in securities at value*	$16,223,222	$28,326,892	$59,724,077
Short-term investments in affiliates**	2,000	70,000	—
Cash	5,074	5,922	77,862
Receivables:
Investment securities sold	190,874	233,817	554,760
Dividends and interest	3,073	21,395	3
Prepaid expenses	88	159	350
Reimbursement due from manager	469	360	1,696

Total assets	16,424,800	28,658,545	60,358,748

LIABILITIES:
Payable for fund shares redeemed	775	24,474	165,033
Payable to affiliates	12,258	21,227	44,821
Payable for trustee fees	533	1,399	2,144
Other accrued expenses and liabilities	17,465	48,897	48,383

Total liabilities	31,031	95,997	260,381

NET ASSETS	$16,393,769	$28,562,548	$60,098,367

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$21,484,151	$30,303,731	$60,650,709
Undistributed net investment income	176,780	268,655	814,071
Accumulated net realized loss	(6,070,578)	(3,810,041)	(4,783,059)
Net unrealized appreciation	803,416	1,800,203	3,416,646

NET ASSETS	$16,393,769	$28,562,548	$60,098,367

* Cost of investments in securities	$15,419,806	$26,526,689	$56,307,431
** Cost of short-term investments in affiliates	$2,000	$70,000	$—

Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,114,574	2,956,254	5,982,817
Net asset value and redemption price per share	$7.75	$9.66	$10.05

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio
	Series 5	Series 6	Series 7	Series 8
INVESTMENT INCOME:
Dividends(1)	$10,700	$18,663	$9,611	$10,194
Interest	207,911	429,727	313,858	154,266

Total investment income	218,611	448,390	323,469	164,460

EXPENSES:
Investment management fees	53,420	101,636	70,966	41,869
Distribution and service fees	22,258	42,348	29,569	17,445
Transfer agent fees	49	36	47	36
Administrative service fees	4,897	9,316	6,505	3,838
Shareholder reporting expense	1,487	3,067	2,715	1,519
Professional fees	12,988	18,545	11,770	8,095
Custody and accounting expense	1,740	1,673	866	181
Trustee fees	610	1,138	143	181
Miscellaneous expense	2,492	2,754	1,407	1,183

Total expenses	99,941	180,513	123,988	74,347
Net waived and reimbursed fees	(10,756)	(10,803)	(5,519)	(4,283)

Net expenses	89,185	169,710	118,469	70,064

Net investment income	129,426	278,680	205,000	94,396

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	60,958	135,979	102,448	53,222
Futures	(3,408)	—	—	—

Net realized gain	57,550	135,979	102,448	53,222

Net change in unrealized appreciation or depreciation on:
Investments	(115,259)	(135,492)	17,519	38,036
Futures	(15,424)	—	—	—

Net change in unrealized appreciation or depreciation	(130,683)	(135,492)	17,519	38,036

Net realized and unrealized gain (loss)	(73,133)	487	119,967	91,258

Increase in net assets resulting from operations	$56,293	$279,167	$324,967	$185,654

(1) Dividends from affiliates	$77	$148	$101	$77

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio
	Series 9	Series 10	Series 11
INVESTMENT INCOME:
Dividends(1)	$5,836	$49	$72
Interest	155,162	133,128	159,517

Total investment income	160,998	133,177	159,589

EXPENSES:
Investment management fees	36,354	26,368	33,324
Distribution and service fees	15,147	10,987	13,885
Transfer agent fees	38	30	18
Administrative service fees	3,332	2,417	3,055
Shareholder reporting expense	1,047	1,130	1,072
Professional fees	6,672	6,110	6,384
Custody and accounting expense	181	18	281
Trustee fees	181	92	139
Miscellaneous expense	1,025	993	829

Total expenses	63,977	48,145	58,987
Net waived and reimbursed fees	(3,286)	(3,945)	(3,411)

Net expenses	60,691	44,200	55,576

Net investment income	100,307	88,977	104,013

REALIZED AND UNREALIZED GAIN
Net realized gain	36,285	39,489	77,292

Net change in unrealized appreciation or depreciation	122,683	153,276	236,983

Net realized and unrealized gain	158,968	192,765	314,275

Increase in net assets resulting from operations	$259,275	$281,742	$418,288

(1) Dividends from affiliates	$70	$49	$72

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio	ING GET U.S. Core Portfolio
	Series 12	Series 13	Series 14
INVESTMENT INCOME:
Dividends(1)	$5,865	$171	$—
Interest	256,652	415,659	1,129,181

Total investment income	262,517	415,830	1,129,181

EXPENSES:
Investment management fees	51,270	88,074	188,400
Distribution and service fees	21,362	36,697	78,499
Transfer agent fees	17	16	55
Administrative service fees	4,700	8,073	17,269
Shareholder reporting expense	1,308	2,854	7,152
Professional fees	7,950	12,437	28,088
Custody and accounting expense	181	181	1,513
Trustee fees	139	113	1,104
Miscellaneous expense	1,228	1,334	2,938

Total expenses	88,155	149,779	325,018
Net waived and reimbursed fees	(2,497)	(2,728)	(10,011)

Net expenses	85,658	147,051	315,007

Net investment income	176,859	268,779	814,174

REALIZED AND UNREALIZED GAIN
Net realized gain on investments	73,184	158,747	478,571

Net change in unrealized appreciation or depreciation	383,145	1,002,530	1,911,686

Net realized and unrealized gain	456,329	1,161,277	2,390,257

Increase in net assets resulting from operations	$633,188	$1,430,056	$3,204,431

(1) Dividends from affiliates	$98	$171	$—

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 5		ING GET U.S. Core Portfolio Series 6
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$129,426	$297,936	$278,680	$689,200
Net realized gain (loss)	57,550	(341,908)	135,979	(312,386)
Net change in unrealized appreciation or depreciation	(130,683)	324,102	(135,492)	184,959

Increase in net assets resulting from operations	56,293	280,130	279,167	561,773

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(297,246)	(727,338)	(689,409)	(853,639)

Total distributions	(297,246)	(727,338)	(689,409)	(853,639)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	297,246	727,338	689,409	853,639
Cost of shares redeemed	(2,324,047)	(3,785,219)	(4,444,550)	(9,286,163)

Net decrease in net assets resulting from capital share transactions	(2,026,801)	(3,057,881)	(3,755,141)	(8,432,524)

Net decrease in net assets	(2,267,754)	(3,505,089)	(4,165,383)	(8,724,390)

NET ASSETS:
Beginning of period	18,667,883	22,172,972	36,030,086	44,754,476

End of period	$16,400,129	$18,667,883	$31,864,703	$36,030,086

Undistributed net investment income at end of period	$129,421	$297,241	$278,541	$689,270

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 7		ING GET U.S. Core Portfolio Series 8
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$205,000	$482,395	$94,396	$302,862
Net realized gain (loss)	102,448	(171,268)	53,222	(59,944)
Net change in unrealized appreciation or depreciation	17,519	(118,488)	38,036	22,374

Increase in net assets resulting from operations	324,967	192,639	185,654	265,292

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(481,929)	(618,472)	(301,849)	(388,714)

Total distributions	(481,929)	(618,472)	(301,849)	(388,714)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	481,929	618,472	301,849	388,714
Cost of shares redeemed	(3,177,930)	(4,276,808)	(1,972,946)	(4,788,091)

Net decrease in net assets resulting from capital share transactions	(2,696,001)	(3,658,336)	(1,671,097)	(4,399,377)

Net decrease in net assets	(2,852,963)	(4,084,169)	(1,787,292)	(4,522,799)

NET ASSETS:
Beginning of period	25,169,201	29,253,370	14,960,438	19,483,237

End of period	$22,316,238	$25,169,201	$13,173,146	$14,960,438

Undistributed net investment income at end of period	$204,779	$481,708	$94,320	$301,773

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 9		ING GET U.S. Core Portfolio Series 10
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$100,307	$241,944	$88,977	$224,347
Net realized gain (loss)	36,285	(73,167)	39,489	(70,560)
Net change in unrealized appreciation or depreciation	122,683	7,602	153,276	(289,331)

Increase (decrease) in net assets resulting from operations	259,275	176,379	281,742	(135,544)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(241,112)	(303,230)	(223,531)	(306,136)

Total distributions	(241,112)	(303,230)	(223,531)	(306,136)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	241,112	303,230	223,531	306,136
Cost of shares redeemed	(1,151,819)	(2,205,691)	(907,938)	(3,381,284)

Net decrease in net assets resulting from capital share transactions	(910,707)	(1,902,461)	(684,407)	(3,075,148)

Net decrease in net assets	(892,544)	(2,029,312)	(626,196)	(3,516,828)

NET ASSETS:
Beginning of period	12,552,767	14,582,079	9,128,313	12,645,141

End of period	$11,660,223	$12,552,767	$8,502,117	$9,128,313

Undistributed net investment income at end of period	$100,232	$241,037	$88,965	$223,519

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 11		ING GET U.S. Core Portfolio Series 12
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$104,013	$274,936	$176,859	$456,752
Net realized gain (loss)	77,292	89,722	73,184	(74,095)
Net change in unrealized appreciation or depreciation	236,983	(523,840)	383,145	(643,387)

Increase (decrease) in net assets resulting from operations	418,288	(159,182)	633,188	(260,730)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(273,966)	(553,167)	(455,837)	(639,636)

Total distributions	(273,966)	(553,167)	(455,837)	(639,636)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	273,966	553,167	455,837	639,636
Cost of shares redeemed	(1,736,126)	(3,951,200)	(2,101,528)	(5,122,404)

Net decrease in net assets resulting from capital share transactions	(1,462,160)	(3,398,033)	(1,645,691)	(4,482,768)

Net decrease in net assets	(1,317,838)	(4,110,382)	(1,468,340)	(5,383,134)

NET ASSETS:
Beginning of period	12,008,697	16,119,079	17,862,109	23,245,243

End of period	$10,690,859	$12,008,697	$16,393,769	$17,862,109

Undistributed net investment income at end of period	$103,933	$273,886	$176,780	$455,758

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 13		ING GET U.S. Core Portfolio Series 14
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$268,779	$717,419	$814,174	$2,346,571
Net realized gain (loss)	158,747	(34,507)	478,571	1,383,199
Net change in unrealized appreciation or depreciation	1,002,530	(1,665,316)	1,911,686	(5,088,786)

Increase (decrease) in net assets resulting from operations	1,430,056	(982,404)	3,204,431	(1,359,016)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(716,888)	(1,298,259)	(2,345,501)	(3,453,643)

Total distributions	(716,888)	(1,298,259)	(2,345,501)	(3,453,643)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	716,888	1,298,259	2,345,501	3,453,643
Cost of shares redeemed	(3,769,282)	(11,355,877)	(9,980,082)	(38,809,854)

Net decrease in net assets resulting from capital share transactions	(3,052,394)	(10,057,618)	(7,634,581)	(35,356,211)

Net decrease in net assets	(2,339,226)	(12,338,281)	(6,775,651)	(40,168,870)

NET ASSETS:
Beginning of period	30,901,774	43,240,055	66,874,018	107,042,888

End of period	$28,562,548	$30,901,774	$60,098,367	$66,874,018

Undistributed net investment income at end of period	$268,655	$716,764	$814,071	$2,345,398

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)		Expenses before reductions/ additions(2)	Expenses net of fee waivers and/or recoupments, if any (2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING GET U.S. Core Portfolio
Series 5
06-30-10	7.75	0.05	•	(0.04)	0.01	0.13	—		—	0.13	7.63	0.17		1.12	1.00	†	1.00	†	1.45	†	16,400	—
12-31-09	7.90	0.11	•	0.01	0.12	0.27	—		—	0.27	7.75	1.65		1.04	1.00	†	1.00	†	1.47	†	18,668	5
12-31-08	10.59	0.15		(0.89)	(0.74)	0.15	1.80		—	1.95	7.90	(7.36	)††	1.12	1.00	†	1.00	†	1.52	†	22,173	240
12-31-07	11.01	0.13	•	0.14	0.27	0.19	0.50		—	0.69	10.59	2.15		0.97	1.00	†	1.00	†	1.16	†	30,056	230
12-30-06	10.56	0.16	•	0.96	1.12	0.22	0.45		—	0.67	11.01	11.23		1.01	1.00		1.00		1.51		36,518	90
12-30-05	10.57	0.16	•	0.12	0.28	0.11	0.18		—	0.29	10.56	2.67		1.05	1.00		1.00		1.57		46,690	111
Series 6
06-30-10	8.11	0.07	•	(0.02)	0.05	0.17	—		—	0.17	7.99	0.66		1.07	1.00	†	1.00	†	1.65	†	31,865	—
12-31-09	8.15	0.14	•	(0.01)	0.13	0.17	—		—	0.17	8.11	1.66		1.01	1.00	†	1.00	†	1.73	†	36,030	4
12-31-08	10.60	0.18		(0.79)	(0.61)	0.19	1.65		—	1.84	8.15	(6.16)		1.06	1.00	†	1.00	†	1.69	†	44,754	224
12-31-07	11.08	0.16	•	0.23	0.39	0.27	0.60		—	0.87	10.60	3.30		1.00	1.00	†	1.00	†	1.44	†	60,574	191
12-31-06	10.35	0.18	•	0.87	1.05	0.25	0.07		—	0.32	11.08	10.48		0.99	0.99		0.99		1.71		78,729	84
12-31-05	10.12	0.18	•	0.09	0.27	0.04	0.00	*	—	0.04	10.35	2.68		0.97	0.97		0.97		1.77		119,890	81
Series 7
06-30-10	7.90	0.07	•	0.04	0.11	0.17	—		—	0.17	7.84	1.35		1.05	1.00	†	1.00	†	1.73	†	22,316	—
12-31-09	8.01	0.14	•	(0.07)	0.07	0.18	—		—	0.18	7.90	0.97		1.02	1.00	†	1.00	†	1.80	†	25,169	3
12-31-08	10.74	0.20		(0.70)	(0.50)	0.21	2.02		—	2.23	8.01	(4.99)		1.07	1.00	†	1.00	†	1.84	†	29,253	219
12-31-07	11.01	0.16	•	0.22	0.38	0.28	0.37		—	0.65	10.74	3.29		1.03	1.00	†	1.00	†	1.41	†	41,286	208
12-31-06	10.23	0.18	•	0.85	1.03	0.25	—		—	0.25	11.01	10.26		1.01	1.00		1.00		1.71		59,054	78
12-31-05	10.01	0.19	•	0.04	0.23	0.01	—		—	0.01	10.23	1.95	(a)	0.94	0.94		0.94		1.80		90,572	126
Series 8
06-30-10	7.94	0.05	•	0.05	0.10	0.18	—		—	0.18	7.86	1.26		1.07	1.00	†	1.00	†	1.35	†	13,173	—
12-31-09	7.97	0.14	•	0.01	0.15	0.18	—		—	0.18	7.94	1.91		1.04	1.00	†	1.00	†	1.77	†	14,960	16
12-31-08	10.74	0.18		(0.82)	(0.64)	0.20	1.93		—	2.13	7.97	(6.47)		1.08	1.00	†	1.00	†	1.77	†	19,483	235
12-31-07	11.06	0.15	•	0.27	0.42	0.25	0.49		—	0.74	10.74	3.64		1.05	1.00	†	1.00	†	1.36	†	26,821	215
12-31-06	10.23	0.17	•	0.90	1.07	0.20	0.04		—	0.24	11.06	10.70		1.04	1.00		1.00		1.60		41,172	101
03-09-05(4) - 12-31-05	10.00	0.15	•	0.08	0.23	—	—		—	—	10.23	1.69	(a)	0.94	0.91		0.91		1.87		51,960	131
Series 9
06-30-10	7.87	0.07	•	0.09	0.16	0.16	—		—	0.16	7.87	2.07		1.06	1.00	†	1.00	†	1.66	†	11,660	—
12-31-09	7.93	0.14	•	(0.02)	0.12	0.18	—		—	0.18	7.87	1.56		1.06	1.00	†	1.00	†	1.81	†	12,553	4
12-31-08	10.81	0.19		(0.71)	(0.52)	0.23	2.13		—	2.36	7.93	(5.16)		1.12	1.00	†	1.00	†	1.86	†	14,582	301
12-31-07	10.93	0.16	•	0.29	0.45	0.28	0.29		—	0.57	10.81	3.93		1.06	1.00	†	1.00	†	1.45	†	19,806	233
12-31-06	10.06	0.18	•	0.82	1.00	0.13	—		—	0.13	10.93	10.11		1.09	1.00		1.00		1.79		30,694	89
06-08-05(4) - 12-31-05	10.00	0.13	•	(0.07)	0.06	—	—		—	—	10.06	0.00	(a)	0.96	0.87		0.87		2.21		41,582	188
Series 10
06-30-10	8.02	0.08	•	0.18	0.26	0.22	—		—	0.22	8.06	3.20		1.09	1.00	†	1.00	†	2.04	†	8,502	—
12-31-09	8.32	0.16	•	(0.24)	(0.08)	0.22	—		—	0.22	8.02	(0.89)		1.06	1.00	†	1.00	†	2.03	†	9,128	31
12-31-08	10.89	0.23		(0.63)	(0.40)	0.27	1.90		—	2.17	8.32	(3.91)		1.12	1.00	†	1.00	†	2.13	†	12,645	302
12-31-07	10.91	0.18	•	0.23	0.41	0.21	0.22		—	0.43	10.89	3.63		1.07	1.00	†	1.00	†	1.62	†	17,127	194
12-31-06	10.02	0.16	•	0.81	0.97	0.07	0.01		—	0.08	10.91	9.78		1.14	1.00		1.00		1.54		27,694	93
09-07-05(4) - 12-31-05	10.00	0.09	•	(0.07)	0.02	—	—		—	—	10.02	(0.60	)(a)	0.82	0.76		0.76		2.77		37,137	80

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)		Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any (2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING GET U.S. Core Portfolio (Continued)
Series 11
06-30-10	7.85	0.07	•	0.23	0.30	0.21	—		—	0.21	7.94	3.80		1.06	1.00	†	1.00	†	1.87	†	10,691	4
12-31-09	8.23	0.17		(0.24)	(0.07)	0.31	—		—	0.31	7.85	(0.78)		1.04	1.00	†	1.00	†	1.97	†	12,009	—
12-31-08	10.47	0.20		(0.27)	(0.07)	0.25	1.92		—	2.17	8.23	0.53	††	1.06	1.01	†	1.01	†	1.92	†	16,119	198
12-31-07	10.79	0.16	•	0.08	0.24	0.36	0.20		—	0.56	10.47	2.05		1.10	1.00	†	1.00	†	1.49	†	20,564	267
12-31-06	10.02	0.23	•	0.55	0.78	0.01	—		—	0.01	10.79	7.06	(c)	1.03	0.96		0.96		2.22		35,473	114
12-06-05(4) - 12-31-05	10.00	0.03	•	(0.01)	0.02	—	—		—	—	10.02	—	(b)	0.65	0.65		0.65		3.95		25,842	—
Series 12
06-30-10	7.69	0.08	•	0.20	0.28	0.22	—		—	0.22	7.75	3.64		1.03	1.00	†	1.00	†	2.07	†	16,394	—
12-31-09	7.99	0.18	•	(0.24)	(0.06)	0.24	—		—	0.24	7.69	(0.59)		1.03	1.00	†	1.00	†	2.29	†	17,862	13
12-31-08	11.29	0.26		(0.90)	(0.64)	0.18	2.48		—	2.66	7.99	(6.20)		1.12	1.00	†	1.00	†	1.99	†	23,245	280
12-31-07	11.36	0.13	•	0.23	0.36	0.15	0.28		—	0.43	11.29	3.02		1.09	1.00	†	1.00	†	1.11	†	46,154	231
03-02-06(4) - 12-31-06	10.00	0.13		1.23	1.36	—	—		—	—	11.36	12.25	(c)	0.94	0.85		0.85		1.72		54,893	57
Series 13
06-30-10	9.44	0.09	•	0.38	0.47	0.25	—		—	0.25	9.66	4.96		1.02	1.00	†	1.00	†	1.83	†	28,563	—
12-31-09	10.00	0.19	•	(0.41)	(0.22)	0.34	—		—	0.34	9.44	(2.06)		1.03	1.00	†	1.00	†	2.00	†	30,902	13
12-31-08	10.60	0.21	•	(0.00)*	0.21	0.20	0.61		—	0.81	10.00	2.33		1.05	1.00	†	1.00	†	2.14	†	43,240	386
12-31-07	10.16	0.15	•	0.35	0.50	0.06	0.00	*	—	0.06	10.60	4.95		1.00	1.00	†	1.00	†	1.44	†	70,238	168
06-22-06(4) - 12-31-06	10.00	0.22	•	(0.06)	0.16	—	—		—	—	10.16	(0.59	)(c)	1.02	0.73		0.73		4.15		107,215	—
Series 14
06-30-10	9.93	0.13	•	0.39	0.52	0.40	—		—	0.40	10.05	5.30		1.04	1.00		1.00		2.59		60,098	—
12-31-09	10.46	0.29	•	(0.39)	(0.10)	0.43	—		—	0.43	9.93	(0.83)		1.03	1.00		1.00		2.85		66,874	12
12-31-08	10.41	0.31	•	(0.01)	0.30	0.19	0.06		—	0.25	10.46	3.04		1.02	1.00		1.00		3.05		107,043	293
12-31-07	10.00	0.26	•	0.15	0.41	—	—		—	—	10.41	1.86	(c)	0.95	0.93		0.93		2.52		124,490	120
12-21-06(4) - 12-31-06	10.00	(0.00	)•	—	(0.00)*	—	—		—	—	10.00	—	(b)	—	0.58		0.58		(0.58)		85	—

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Series. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Series during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Series. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
*	Amount is less than $0.005 or more than $(0.005).
•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or less ratio (Note 4).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

††	In August 2008, an affiliate of the Investment adviser and ING IM fully reimbursed ING GET U.S. Core Portfolio Series 5 and ING GET U.S. Core Portfolio Series 11 for a loss on certain investment transactions, which otherwise would have had a 1.46% and 1.39% impact on the Portfolios respective total returns. Excluding the reimbursement, total return would have been (8.82)% and (0.86)%, respectively.
(a)

For ING GET U.S. Core Portfolio Series 7, ING GET U.S. Core Portfolio Series 8, ING GET U.S. Core Portfolio Series 9 and ING GET U.S. Core Portfolio Series 10 — total return calculation began on March 9, 2005, June 8, 2005, September 7, 2005 and December 6, 2005, respectively, the first day of each Guarantee Period.

For ING GET U.S. Core Portfolio Series 7, ING GET U.S. Core Portfolio Series 8, ING GET U.S. Core Portfolio Series 9 and ING GET U.S. Core Portfolio Series 10 — total return from each commencement of operations was 2.26%, 2.30%, 0.60%, and 0.20%, respectively.
(b)

As of December 31, 2005, ING GET U.S. Core Portfolio Series 11 was in its Offering Period. Total return calculation began on the commencement date of the Guarantee Period (March 2, 2006). Total return from commencement of operations was 0.20%.

As of December 31, 2006, ING GET U.S. Core Portfolio Series 14 was in its Offering Period. Total return calculation began on the commencement date of the Guarantee Period (June 21, 2007.) Total return from commencement of operations was 0.00%.
(c)

For ING GET U.S. Core Portfolio Series 11, ING GET U.S. Core Portfolio Series 12, ING GET U.S. Core Portfolio Series 13, and ING GET U.S. Core Portfolio Series 14 — total return calculation began on March 2, 2006, June 22, 2006, December 21, 2006 and June 21, 2007, respectively, the first day of each Guarantee Period.

For ING GET U.S. Core Portfolio Series 11 total return for the year ended December 31, 2006 was 7.81% and for ING GET U.S. Core Portfolio Series 14 total return for the year ended December 31, 2007 was 4.10%. For ING GET U.S. Core Portfolio Series 12 and ING GET U.S. Core Portfolio Series 13 — total return from each commencement of operations was 13.60% and 1.60%, respectively.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 —  ORGANIZATION

Organization. ING Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on July 15, 1999 and is registered with the SEC under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as a diversified open-end management investment company. There are ten separate investment Series which comprise the Trust. The ten that are in this report are as follows: ING GET U.S. Core Portfolio Series 5 (“Series 5”), ING GET U.S. Core Portfolio Series 6 (“Series 6”), ING GET U.S. Core Portfolio Series 7 (“Series 7”), ING GET U.S. Core Portfolio Series 8 (“Series 8”), ING GET U.S. Core Portfolio Series 9 (“Series 9”), ING GET U.S. Core Portfolio Series 10 (“Series 10”), ING GET U.S. Core Portfolio Series 11 (“Series 11”), ING GET U.S. Core Portfolio Series 12 (“Series 12”), ING GET U.S. Core Portfolio Series 13 (“Series 13”) and ING GET U.S. Core Portfolio Series 14 (“Series 14”) (each, a “Series” and collectively, “Series”).

During the Guarantee Period, each Series seeks to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance.

If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The insurance companies offering these Series currently are ING Life Insurance & Annuity Company (“ILIAC”) and ING USA Annuity and Life Insurance Company (“ING USA”). The insurance companies offering these Series guarantee Contract holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges. The value of dividends and distributions made by the Series throughout the Guarantee Period is included in determining whether, for purposes of the Guarantee, the value of a shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. The following information is related to the Series:

	Offering Period	Guarantee Period	Maturity Date
Series 5*	06/11/04 — 09/09/04	09/10/04 — 09/09/11	09/09/11
Series 6*	09/10/04 — 12/09/04	12/10/04 — 12/09/11	12/09/11
Series 7*	12/10/04 — 03/08/05	03/09/05 — 03/08/12	03/08/12
Series 8*	03/09/05 — 06/07/05	06/08/05 — 06/07/12	06/07/12
Series 9*	06/08/05 — 09/06/05	09/07/05 — 09/06/12	09/06/12
Series 10*	09/07/05 — 12/05/05	12/06/05 — 12/05/12	12/05/12
Series 11*	12/06/05 — 03/01/06	03/02/06 — 02/28/13	02/28/13
Series 12*	03/02/06 — 06/21/06	06/22/06 — 06/20/13	06/20/13
Series 13*	06/22/06 — 12/20/06	12/21/06 — 12/19/13	12/19/13
Series 14*	12/21/06 — 06/20/07	06/21/07 — 06/19/14	06/19/14

*	Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2010 separate accounts of ILIAC and ING USA and their affiliates held all the shares outstanding of the Series.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the sub-adviser (“IIM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Series’ Board of Trustees (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its NAV may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Series (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Series related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of the time the Series determines its NAV or if the foreign exchange closes prior to the time the Series determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Series’ NAV may not take place contemporaneously with the determination of the prices of securities held by a Series in foreign securities markets. Further, the value of the Series’ assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Series. In calculating the Series’ NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Series closes but before the time that the Series’ NAV in calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Series determines its NAV. In such a case, the Series will use the fair value of such securities as determined under the Series’ valuation procedures. Events after the close of trading on a foreign market that could require the Series to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Series could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Series is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Series to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Series determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Series’ NAV.

Fair value is defined as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Series is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Series’ investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C. Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. Dividends from net investment income and net realized gains, if any, are declared and paid annually by the Series. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The characteristics of income and gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States for investment companies.

E. Federal Income Taxes. It is the Series’ policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Series’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. Each Series’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Series will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Series to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Series may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. Each Series’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Series is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Series, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Series to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Series is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Series. Associated risks are not the risks that a Series is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Series will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Series. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

H. Futures Contracts. Each Series may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Series may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Series assets are valued.

Upon entering into a futures contract, each Series is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Series each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Series’ Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Series’ Statement of Operations. Realized gains (losses) are reported in each Series’ Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2010, Series 5 purchased futures contracts on various equity indexes to increase exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Series is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Series’ securities. During the six months ended June 30, 2010, Series 5 had an average market value on futures contracts purchased of $275,208.

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Series and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and proceeds of sales of U.S. government securities, were as follows:

	Purchases	Sales
Series 5	$—	$2,350,412
Series 6	—	4,498,531
Series 7	—	3,269,832
Series 8	—	1,993,149
Series 9	—	1,150,513
Series 10	—	973,408
Series 11	479,915	2,218,230
Series 12	—	2,204,517
Series 13	—	2,401,267
Series 14	—	10,233,590

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATION FEES

Each Series has entered into an investment management agreement (“Investment Management Agreement”) with ING Investments. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series was 0.25% during its Offering Period and is 0.60% during its Guarantee Period.

ING Funds are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment Management fees paid by the Series will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market with respect to assets invested by the Series. For the six months ended June 30, 2010, the Series waived the following amounts, which are not subject to recoupment:

Series 5	$46
Series 6	83
Series 7	54
Series 8	33
Series 9	28
Series 10	21
Series 11	26
Series 12	39
Series 13	69

The Investment Adviser has engaged ING IM, to serve as sub-adviser to each Series. ING IM is responsible for managing the assets of each Series in accordance with its investment objective and policies, subject to such policies as the Board or the Investment Adviser may determine.

IFS acts as the administrator and provides certain administrative and shareholder services necessary for each Series’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

NOTE 5 — DISTRIBUTION FEES

The Series have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby IID is compensated by the Series for expenses incurred in the distribution of each Series’ shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Series’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including distribution or shareholder servicing fees (“Servicing Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Series pays the Distributor a Distribution Fee rate of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2010, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

Series	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Series 5	$8,454	$775	$3,525	$12,754
Series 6	15,893	1,458	6,627	23,978
Series 7	11,171	1,025	4,658	16,854
Series 8	6,624	608	2,762	9,994
Series 9	5,815	533	2,425	8,773
Series 10	4,207	386	1,754	6,347
Series 11	4,812	484	2,200	7,496
Series 12	8,125	745	3,388	12,258
Series 13	14,069	1,291	5,867	21,227
Series 14	29,716	2,724	12,381	44,821

The Trust has adopted a Retirement Policy (“Policy”) covering independent trustees of the Series who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under this policy are based on an annual rate as defined in the policy.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees’ fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

At June 30, 2010, the following indirect, wholly owned subsidiaries of ING Groep owned the following Series:

ING Life Insurance and Annuity Company — Series 5 (10.17%); Series 6 (56.80%); Series 7 (48.85%); Series 8 (60.43%); Series 9 (57.20%); Series 10 (53.12%); Series 11 (50.44%); Series 12 (87.21%); Series 13 (46.78%); and Series 14 (18.81%)

ING USA Annuity and Life Insurance Company — Series 5 (76.70%); Series 6 (40.01%); Series 7 (41.51%);

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Series 8 (37.04%); Series 9 (40.96%); Series 10 (44.82%); Series 11 (47.64%); Series 12 (12.49%); Series 13 (51.17%); and Series 14 (67.85%)

Reliastar Life Insurance Company of New York — Series 5 (13.13%); Series 7 (9.64%); and Series 14 (13.33%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Series have a common owner that owns over 25% of the outstanding securities of the Series, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Series.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2010, each applicable Series had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

Series	Accrued Expenses	Amount
Series 5	Audit	$13,142
Series 6	Audit	12,883
	Miscellaneous	3,268
	Postage	5,210
Series 7	Audit	9,686
	Postage	5,714
Series 8	Audit	7,504
	Postage	2,830
Series 9	Audit	6,401
Series 10	Custody	1,646
	Audit	5,839
	Legal	1,318
	Postage	2,848
Series 11	Audit	7,603
Series 12	Custody	1,952
	Audit	9,814
	Postage	3,989
Series 13	Audit	16,257
	Postage	6,506
Series 14	Audit	27,255
	Postage	13,816

NOTE 8 — EXPENSE LIMITATION AGREEMENT

ING Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Series whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses stemming from investments in other investment companies) to 0.65% during the Offering Period and 1.00% during the Guarantee Period.

The Investment Adviser may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Series’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Adviser are reflected in the Statements of Assets and Liabilities for each Series.

As of June 30, 2010, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30
	2011	2012	2013	Total
Series 5	$12,379	$22,649	$10,710	$45,738
Series 6	16,796	15,314	10,720	42,830
Series 7	20,429	8,509	5,465	34,403
Series 8	23,165	9,190	4,250	36,605
Series 9	24,061	11,989	3,257	39,307
Series 10	17,112	10,993	3,924	32,029
Series 11	17,294	5,800	3,557	26,651
Series 12	36,198	19,275	2,458	57,931
Series 13	14,539	25,587	2,659	42,785
Series 14	29,814	18,962	26,773	75,549

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	($)	($)	($)
Series 5
06-30-10	38,908	(300,172)	(261,264)	297,246	(2,324,047)	(2,026,801)
12-31-09	96,209	(492,794)	(396,585)	727,338	(3,785,219)	(3,057,881)
Series 6
06-30-10	86,284	(545,222)	(458,938)	689,409	(4,444,549)	(3,755,140)
12-31-09	107,783	(1,156,904)	(1,049,121)	853,639	(9,286,163)	(8,432,524)
Series 7
06-30-10	61,628	(400,925)	(339,297)	481,929	(3,177,930)	(2,696,001)
12-31-09	80,113	(544,683)	(464,570)	618,472	(4,276,808)	(3,658,336)
Series 8
06-30-10	38,452	(246,782)	(208,330)	301,849	(1,972,946)	(1,671,097)
12-31-09	50,417	(610,137)	(559,720)	388,714	(4,788,091)	(4,399,377)
Series 9
06-30-10	30,754	(144,991)	(114,237)	241,112	(1,151,819)	(910,707)
12-31-09	39,899	(283,349)	(243,450)	303,230	(2,205,691)	(1,902,461)
Series 10
06-30-10	27,906	(111,511)	(83,605)	223,531	(907,938)	(684,407)
12-31-09	39,199	(420,520)	(381,321)	306,136	(3,381,284)	(3,075,148)
Series 11
06-30-10	34,766	(218,099)	(183,333)	273,966	(1,736,126)	(1,462,160)
12-31-09	72,594	(502,269)	(429,675)	553,167	(3,951,200)	(3,398,033)
Series 12
06-30-10	59,277	(268,797)	(209,520)	455,837	(2,101,528)	(1,645,691)
12-31-09	86,204	(670,554)	(584,350)	639,636	(5,122,404)	(4,482,768)
Series 13
06-30-10	75,067	(391,336)	(316,269)	716,888	(3,769,282)	(3,052,394)
12-31-09	142,041	(1,192,867)	(1,050,826)	1,298,259	(11,355,877)	(10,057,618)
Series 14
06-30-10	236,680	(987,424)	(750,744)	2,345,501	(9,980,082)	(7,634,581)
12-31-09	359,380	(3,855,199)	(3,495,819)	3,453,643	(38,809,854)	(35,356,211)

NOTE 10 — LINE OF CREDIT

The Series, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNYM”) for an aggregate amount of 125,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The Series to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Series did not utilized the line of credit during the six months ended June 30, 2010.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	Ordinary Income	Ordinary Income
Series 5	$297,246	$727,338
Series 6	689,409	853,639
Series 7	481,929	618,472
Series 8	301,849	388,714
Series 9	241,112	303,230
Series 10	223,531	306,136
Series 11	273,966	553,167
Series 12	455,837	639,636
Series 13	716,888	1,298,259
Series 14	2,345,501	3,453,643

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Series 5	$297,241	$647,961	$(3,680,037)	2016
			(1,097,405)	2017

			$(4,777,442)

Series 6	689,270	1,345,821	(6,793,361)	2016
			(958,066)	2017

			$(7,751,427)

Series 7	481,708	875,888	(4,601,782)	2016
			(502,019)	2017

			$(5,103,801)

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Series 8	$301,773	$467,239	$(3,027,190)	2016
			(346,074)	2017

			$(3,373,264)

Series 9	241,037	349,866	(2,232,274)	2016
			(246,585)	2017

			$(2,478,859)

Series 10	223,519	222,072	(1,868,057)	2016
			(220,542)	2017

			$(2,088,599)

Series 11	273,886	155,559	(2,393,705)	2016
			(52,087)	2017

			$(2,445,792)

Series 12	455,758	420,271	(5,506,525)	2016
			(637,237)	2017

			$(6,143,762)

Series 13	716,764	751,441	(3,898,037)	2016
			(24,519)	2017

			$(3,922,556)

Series 14	2,345,398	1,504,960	(5,261,630)	2016

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax are required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

EXCHANGE-TRADED FUNDS: 6.6%
10,500		SPDR Trust Series 1		$1,083,810
		Total Exchange-Traded Funds (Cost $ 862,999)		1,083,810

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 74.5%
		Federal Home Loan Mortgage Corporation##: 14.3%
$2,366,000	S, ^, Z	0.780%, due 09/15/11		$2,343,509

		Federal National Mortgage Association##: 21.3%
3,508,000	^, Z	0.610%, due 05/15/11		3,489,229

		Other U.S. Agency Obligations: 38.9%
3,439,000	S, ^, Z	Financing Corp., 0.800%, due 10/06/11		3,404,142
3,000,000	^, Z	Tennessee Valley Authority, 0.790%, due 07/15/11		2,975,097
				6,379,239
		Total U.S. Government Agency Obligations (Cost $ 11,963,076)		12,211,977

U.S. TREASURY OBLIGATIONS: 18.4%
		U.S. Treasury STRIP COUPON: 18.4%
3,024,000	S, Z	0.230%, due 08/15/11		3,016,074
		Total U.S. Treasury Obligations (Cost $ 2,953,084)		3,016,074

		Total Investments in Securities (Cost $ 15,779,159) *	99.5%	$16,311,861
		Other Assets and Liabilities - Net	0.5	88,268

		Net Assets	100.0%	$16,400,129

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$532,702
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$532,702

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$1,083,810	$—	$—	$1,083,810
U.S. Government Agency Obligations	—	12,211,977	—	12,211,977
U.S. Treasury Obligations	—	3,016,074	—	3,016,074

Total Investments, at value	$1,083,810	$15,228,051	$—	$16,311,861

Liabilities Table
Other Financial Instruments+:
Futures	(14,922)	—	—	(14,922)

Total Liabilities	$(14,922)	$—	$—	(14,922)

^	See Note 2, "Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

ING GET U.S. Core Portfolio Series 5 Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	5	09/17/10	$256,650	$(14,922)

			$256,650	$(14,922)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets—Unrealized depreciation*	$14,922

Total Liability Derivatives		$14,922

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Futures
Derivatives not accounted for as hedging instruments under FASB ASC 815
Equity contracts	$(3,408)

Total	$(3,408)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Futures
Derivatives not accounted for as hedging instruments under FASB ASC 815
Equity contracts	$(15,424)

Total	$(15,424)

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	71.6%
U.S. Treasury Obligations	21.8%
Exchange-Traded Funds	5.9%

Other Assets and Liabilities—Net*	0.7%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund - Class I.

Portfolio holdings are subject to change daily.

Shares				Value

EXCHANGE-TRADED FUNDS: 5.9%
18,300		SPDR Trust Series 1		$1,888,926
		Total Exchange-Traded Funds (Cost $ 1,504,084)		1,888,926

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.6%
		Federal Home Loan Mortgage Corporation##: 25.6%
$8,239,000	^^, Z	0.790%, due 09/15/11		$8,160,738

		Federal National Mortgage Association##: 16.5%
2,500,000	^, Z	0.740%, due 11/15/11		2,474,340
2,840,000	^, Z	1.140%, due 02/12/12		2,787,784
				5,262,124

		Other U.S. Agency Obligations: 29.5%
1,666,000	^, Z	Financing Corp., 0.830%, due 11/30/11		1,646,391
2,638,000	^, Z	Financing Corp., 0.850%, due 12/06/11		2,605,629
5,169,000	^, Z	Resolution Funding Corp., 0.310%, due 10/15/11		5,148,360
				9,400,380
		Total U.S. Government Agency Obligations (Cost $ 22,202,884)		22,823,242

U.S. TREASURY OBLIGATIONS: 21.8%
		U.S. Treasury STRIP COUPON: 21.8%
6,986,000	Z	0.530%, due 02/15/12		6,926,493
		Total U.S. Treasury Obligations (Cost $ 6,701,000)		6,926,493

		Total Long-Term Investments (Cost $ 30,407,968)		31,638,661

Shares				Value

SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.8%
263,000		ING Institutional Prime Money Market Fund - Class I		$263,000
		Total Short-Term Investments (Cost $ 263,000)		263,000

		Total Investments in Securities (Cost $ 30,670,968)*	100.1%	$31,901,661
		Other Assets and Liabilities - Net	(0.1)	(36,958)

		Net Assets	100.0%	$31,864,703

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $30,682,869.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,218,792
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$1,218,792

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$1,888,926	$—	$—	$1,888,926
U.S. Government Agency Obligations	—	22,823,242	—	22,823,242
U.S. Treasury Obligations	—	6,926,493	—	6,926,493
Short-Term Investments	263,000	—	—	263,000

Total Investments, at value	$2,151,926	$29,749,735	$—	$31,901,661

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	54.3%
U.S. Treasury Obligations	26.2%
Other Bonds	14.6%
Exchange-Traded Funds	4.3%

Other Assets and Liabilities – Net*	0.6%

Net Assets	100.0%

*Includes	short-term investments related to ING Institutional Prime Money Market Fund—Class I.

Portfolio holdings are subject to change daily.

Shares				Value

EXCHANGE-TRADED FUNDS: 4.3%
9,400		SPDR Trust Series 1		$970,268
		Total Exchange-Traded Funds ( Cost $ 772,590 )		970,268

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.3%
		Federal Home Loan Mortgage Corporation##: 13.1%
$3,000,000	^, Z	1.360%, due 07/15/12		$2,917,896

		Federal National Mortgage Association##: 27.8%
6,338,000	Z	1.120%, due 03/15/12		6,217,038

		Other U.S. Agency Obligations: 13.4%
3,000,000	^, Z	Resolution Funding Corp., 0.310%, due 10/15/11		2,988,021
		Total U.S. Government Agency Obligations ( Cost $ 11,824,928 )		12,122,955

U.S. TREASURY OBLIGATIONS: 26.2%
		U.S. Treasury STRIP COUPON: 26.2%
5,889,000	Z	0.530%, due 02/15/12		5,838,838
		Total U.S. Treasury Obligations ( Cost $ 5,644,894 )		5,838,838

OTHER BONDS: 14.6%
		Foreign Government Bonds: 14.6%
3,300,000	Z	Israel Government International Bond, 0.790%, due 05/15/12		3,251,705
		Total Other Bonds ( Cost $ 3,035,393 )		3,251,705

		Total Long-Term Investments ( Cost $ 21,277,805 )		22,183,766

Shares				Value

SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
204,000		ING Institutional Prime Money Market Fund - Class I		$204,000
		Total Short-Term Investments ( Cost $ 204,000 )		204,000

		Total Investments in Securities ( Cost $ 21,481,805 ) *	100.3%	$22,387,766
		Other Assets and Liabilities – Net	(0.3)	(71,528)

		Net Assets	100.0%	$22,316,238

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $21,482,750.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$905,016
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$905,016

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$970,268	$—	$—	$970,268
U.S. Government Agency Obligations	—	12,122,955	—	12,122,955
U.S. Treasury Obligations	—	5,838,838	—	5,838,838
Other Bonds	—	3,251,705	—	3,251,705
Short-Term Investments	204,000	—	—	204,000

Total Investments, at value	$1,174,268	$21,213,498	$—	$22,387,766

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	75.3%
U.S. Treasury Obligations	16.2%
Exchange-Traded Funds	7.8%

Other Assets and Liabilities – Net*	0.7%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I.

Portfolio holdings are subject to change daily.

Shares				Value

EXCHANGE-TRADED FUNDS: 7.8%
10,000		SPDR Trust Series 1		$1,032,200
		Total Exchange-Traded Funds (Cost $ 821,904)		1,032,200

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 75.3%
		Federal Home Loan Mortgage Corporation##: 19.5%
$2,625,000	^, Z	1.210%, due 03/15/12		$2,570,891

		Federal National Mortgage Association##: 19.0%
2,550,000	Z	1.120%, due 03/15/12		2,501,333

		Other U.S. Agency Obligations: 36.8%
2,468,000	^, Z	Financing Corp., 1.120%, due 03/26/12		2,420,151
2,455,000	Z	Resolution Funding Corp., 0.770%, due 04/15/12		2,420,961
				4,841,112
		Total U.S. Government Agency Obligations (Cost $ 9,640,553)		9,913,336

U.S. TREASURY OBLIGATIONS: 16.2%
		U.S. Treasury STRIP COUPON: 16.2%
2,165,000	Z	0.620%, due 08/15/12		2,136,742
		Total U.S. Treasury Obligations (Cost $ 2,114,546)		2,136,742

		Total Long-Term Investments (Cost $ 12,577,003)		13,082,278

Shares				Value

SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
135,000		ING Institutional Prime Money Market Fund – Class I		$135,000
		Total Short-Term Investments (Cost $ 135,000)		135,000

		Total Investments in Securities (Cost $ 12,712,003) *	100.3%	$13,217,278
		Other Assets and Liabilities – Net	(0.3)	(44,132)

		Net Assets	100.0%	$13,173,146

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$505,275
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$505,275

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$1,032,200	$—	$—	$1,032,200
U.S. Government Agency Obligations	—	9,913,336	—	9,913,336
U.S. Treasury Obligations	—	2,136,742	—	2,136,742
Short-Term Investments	135,000	—	—	135,000

Total Investments, at value	$1,167,200	$12,050,078	$—	$13,217,278

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	83.5%
U.S. Treasury Obligations	11.5%
Exchange-Traded Funds	5.0%

Other Assets and Liabilities – Net*	0.0%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I.

Portfolio holdings are subject to change daily.

Shares				Value

EXCHANGE-TRADED FUNDS: 5.0%
5,700		SPDR Trust Series 1		$588,354
		Total Exchange-Traded Funds (Cost $ 468,485)		588,354

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.5%
		Federal Home Loan Mortgage Corporation##: 21.2%
$2,555,000	Z	1.470%, due 09/15/12		$2,473,541

		Federal National Mortgage Association##: 20.4%
2,437,000	^, Z	1.240%, due 07/15/12		2,376,065

		Other U.S. Agency Obligations: 41.9%
2,500,000	^, Z	Financing Corp., 1.350%, due 10/06/12		2,424,747
2,500,000	^, Z	Resolution Funding Corp., 0.880%, due 07/15/12		2,455,858
				4,880,605
		Total U.S. Government Agency Obligations (Cost $ 9,432,789)		9,730,211

U.S. TREASURY OBLIGATIONS: 11.5%
		U.S. Treasury STRIP COUPON: 11.5%
1,355,000	Z	0.620%, due 08/15/12		1,337,315
		Total U.S. Treasury Obligations (Cost $ 1,278,681)		1,337,315

		Total Long-Term Investments (Cost $ 11,179,955)		11,655,880

Shares				Value

SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
116,000		ING Institutional Prime Money Market Fund - Class I		$116,000
		Total Short-Term Investments (Cost $ 116,000)		116,000

		Total Investments in Securities (Cost $ 11,295,955)*	101.0%	$11,771,880
		Other Assets and Liabilities - Net	(1.0)	(111,657)

		Net Assets	100.0%	$11,660,223

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $11,299,331.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$472,549
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$472,549

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$588,354	$—	$—	$588,354
U.S. Government Agency Obligations	—	9,730,211	—	9,730,211
U.S. Treasury Obligations	—	1,337,315	—	1,337,315
Short-Term Investments	116,000	—	—	116,000

Total Investments, at value	$704,354	$11,067,526	$—	$11,771,880

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	79.8%
U.S. Treasury Obligations	19.3%

Other Assets and Liabilities – Net*	0.9%

Net Assets	100.0%

*Includes	short-term investments related to ING Institutional Prime Money Market Fund – Class I.

Portfolio holdings are subject to change daily.

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.8%
		Federal Home Loan Mortgage Corporation##: 22.4%
$1,981,000	^, Z	1.630%, due 01/15/13		$1,900,934

		Federal National Mortgage Association##: 22.0%
1,947,000	^, Z	1.580%, due 01/15/13		1,870,987

		Other U.S. Agency Obligations: 35.4%
1,200,000	^, Z	Financing Corp., 1.350%, due 10/06/12		1,163,878
1,900,000	Z	Resolution Funding Corp., 1.140%, due 01/15/13		1,845,873
				3,009,751
		Total U.S. Government Agency Obligations (Cost $ 6,433,729)		6,781,672

U.S. TREASURY OBLIGATIONS: 19.3%
		U.S. Treasury STRIP PRINCIPAL: 19.3%
1,668,000	Z	0.730%, due 11/15/12		1,639,299
		Total U.S. Treasury Obligations (Cost $ 1,611,894)		1,639,299

		Total Long-Term Investments (Cost $ 8,045,623)		8,420,971

Shares				Value

SHORT-TERM INVESTMENTS: 0.0%
		Affiliated Mutual Fund: 0.0%
2,000		ING Institutional Prime Money Market Fund - Class I		$2,000
		Total Short-Term Investments (Cost $ 2,000)		2,000

		Total Investments in Securities (Cost $ 8,047,623)*	99.1%	$8,422,971
		Other Assets and Liabilities - Net	0.9	79,146

		Net Assets	100.0%	$8,502,117

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$375,348
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$375,348

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio‘s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$6,781,672	$—	$6,781,672
U.S. Treasury Obligations	—	1,639,299	—	1,639,299
Short-Term Investments	2,000	—	—	2,000

Total Investments, at value	$2,000	$8,420,971	$—	$8,422,971

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	85.7%
U.S. Treasury Obligations	13.9%

Other Assets and Liabilities – Net*	0.4%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund—Class I.

Portfolio holdings are subject to change daily.

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 85.7%
		Federal Home Loan Mortgage Corporation##: 19.8%
$2,206,000	^, Z	1.630%, due 01/15/13		$2,116,840

		Federal National Mortgage Association##: 21.5%
2,400,000	^^, Z	1.560%, due 02/21/13		2,303,518

		Other U.S. Agency Obligations: 44.4%
803,000	Z	Financing Corp., 1.620%, due 05/11/13		766,936
1,733,000	^, Z	Financing Corp., 1.810%, due 09/26/13		1,635,389
1,898,000	Z	Resolution Funding Corp., 1.140%, due 01/15/13		1,843,930
519,000	^, Z	Resolution Funding Corp., 1.240%, due 04/15/13		501,366
				4,747,621
		Total U.S. Government Agency Obligations (Cost $ 8,822,765)		9,167,979

U.S. TREASURY OBLIGATIONS: 13.9%
		U.S. Treasury STRIP COUPON: 13.9%
1,515,000	^, Z	0.860%, due 02/15/13		1,481,405
		Total U.S. Treasury Obligations (Cost $ 1,428,549)		1,481,405

		Total Long-Term Investments (Cost $ 10,251,314)		10,649,384

Shares				Value

SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 1.1%
116,000		ING Institutional Prime Money Market Fund - Class I		$116,000
		Total Short-Term Investments (Cost $ 116,000)		116,000

		Total Investments in Securities (Cost $ 10,367,314)*	100.7%	$10,765,384
		Other Assets and Liabilities - Net	(0.7)	(74,525)

		Net Assets	100.0%	$10,690,859

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $10,370,130.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$395,254
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$395,254

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$9,167,979	$—	$9,167,979
U.S. Treasury Obligations	—	1,481,405	—	1,481,405
Short-Term Investments	116,000	—	—	116,000

Total Investments, at value	$116,000	$10,649,384	$—	$10,765,384

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	86.4%
U.S. Treasury Obligations	9.0%
Exchange-Traded Funds	3.6%

Other Assets and Liabilities – Net*	1.0%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund - Class I.

Portfolio holdings are subject to change daily.

Shares				Value

EXCHANGE-TRADED FUNDS: 3.6%
5,700		SPDR Trust Series 1		$588,354
		Total Exchange-Traded Funds (Cost $ 468,485)		588,354

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 86.4%
		Federal Home Loan Mortgage Corporation##: 13.1%
$2,291,000	Z	1.960%, due 09/15/13		$2,153,762

		Federal National Mortgage Association##: 24.5%
4,240,000	^, Z	1.870%, due 07/15/13		4,008,873

		Other U.S. Agency Obligations: 48.8%
4,100,000	^, Z	Financing Corp., 1.650%, due 06/06/13		3,907,456
4,231,000	^, Z	Resolution Funding Corp., 1.240%, due 04/15/13		4,087,248
				7,994,704
		Total U.S. Government Agency Obligations (Cost $ 13,502,022)		14,157,339

U.S. TREASURY OBLIGATIONS: 9.0%
		U.S. Treasury STRIP PRINCIPAL: 9.0%
1,517,000	Z	0.920%, due 05/15/13		1,477,529
		Total U.S. Treasury Obligations (Cost $ 1,449,299)		1,477,529

		Total Long-Term Investments (Cost $ 15,419,806)		16,223,222

Shares				Value

SHORT-TERM INVESTMENTS: 0.0%
		Affiliated Mutual Fund: 0.0%
2,000		ING Institutional Prime Money Market Fund - Class I		$2,000
		Total Short-Term Investments (Cost $ 2,000)		2,000

		Total Investments in Securities (Cost $ 15,421,806)*	99.0%	$16,225,222
		Other Assets and Liabilities - Net	1.0	168,547

		Net Assets	100.0%	$16,393,769

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$803,416
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$803,416

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$588,354	$—	$—	$588,354
U.S. Government Agency Obligations	—	14,157,339	—	14,157,339
U.S. Treasury Obligations	—	1,477,529	—	1,477,529
Short-Term Investments	2,000	—	—	2,000

Total Investments, at value	$590,354	$15,634,868	$—	$16,225,222

^	See Note 2, ”Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	81.9%
U.S. Treasury Obligations	17.3%

Other Assets and Liabilities – Net*	0.8%

Net Assets	100.0%

*Includes	short-term investments related to ING Institutional Prime Money Market Fund—Class I.

Portfolio holdings are subject to change daily.

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 81.9%
		Federal Home Loan Mortgage Corporation##: 20.6%
$6,311,000	^^, Z	2.040%, due 11/15/13		$5,899,005

		Federal National Mortgage Association##: 20.4%
6,278,000	^^, Z	1.900%, due 01/15/14		5,828,301

		Other U.S. Agency Obligations: 40.9%
6,150,000	^, Z	Financing Corp., 1.860%, due 11/11/13		5,779,542
6,239,000	^, Z	Resolution Funding Corp., 1.640%, due 01/15/14		5,891,307
				11,670,849
		Total U.S. Government Agency Obligations (Cost $ 21,816,916)		23,398,155

U.S. TREASURY OBLIGATIONS: 17.3%
		U.S. Treasury STRIP COUPON: 17.3%
5,132,000	Z	2.265%, due 11/15/13		4,928,737
		Total U.S. Treasury Obligations (Cost $ 4,709,773)		4,928,737

		Total Long-Term Investments (Cost $ 26,526,689)		28,326,892

Shares				Value

SHORT-TERM INVESTMENTS: 0.2%
		Affiliated Mutual Fund: 0.2%
70,000		ING Institutional Prime Money Market Fund - Class I		$70,000
		Total Short-Term Investments (Cost $ 70,000)		70,000

		Total Investments in Securities (Cost $ 26,596,689)*	99.4%	$28,396,892
		Other Assets and Liabilities - Net	0.6	165,656

		Net Assets	100.0%	$28,562,548

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

*	Cost for federal income tax purposes is $26,642,921.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,753,971
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$1,753,971

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$23,398,155	$—	$23,398,155
U.S. Treasury Obligations	—	4,928,737	—	4,928,737
Short-Term Investments	70,000	—	—	70,000

Total Investments, at value	$70,000	$28,326,892	$—	$28,396,892

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	60.9%
Other Bonds	20.7%
U.S. Treasury Obligations	17.8%

Other Assets and Liabilities – Net	0.6%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.9%
		Federal Home Loan Mortgage Corporation##: 20.1%
$13,263,000	^^, Z	2.390%, due 07/15/14		$12,081,108

		Federal National Mortgage Association##: 20.6%
12,075,000	^, Z	2.310%, due 05/15/14		11,069,044
1,450,000	Z	2.380%, due 07/05/14		1,321,919
				12,390,963

		Other U.S. Agency Obligations: 20.2%
13,051,000	^, Z	Resolution Funding Corp., 1.890%, due 07/15/14		12,113,508
		Total U.S. Government Agency Obligations ( Cost $ 34,106,161 )		36,585,579

U.S. TREASURY OBLIGATIONS: 17.8%
		U.S. Treasury STRIP COUPON: 17.8%
11,334,000	Z	1.460%, due 05/15/14		10,717,748
		Total U.S. Treasury Obligations ( Cost $ 10,279,915 )		10,717,748

OTHER BONDS: 20.7%
		Foreign Government Bonds: 20.7%
3,666,000	Z	Israel Government International Bond, 1.770%, due 03/15/14		3,437,009
9,724,000	Z	Israel Government International Bond, 1.970%, due 08/15/14		8,983,741
		Total Other Bonds ( Cost $ 11,921,355 )		12,420,750

		Total Investments in Securities ( Cost $ 56,307,431 ) *	99.4%	$59,724,077
		Other Assets and Liabilities - Net	0.6	374,290

		Net Assets	100.0%	$60,098,367

STRIP	Separate Trading of Registered Interest and Principal of Securities
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,416,646
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$3,416,646

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$36,585,579	$—	$36,585,579
U.S. Treasury Obligations	—	10,717,748	—	10,717,748
Other Bonds	—	12,420,750	—	12,420,750

Total Investments, at value	$—	$59,724,077	$—	$59,724,077

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributors, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UGCORE	(0610-081710)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2010